OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 346	$ 352
Receivables from government authorities	2	194
Others	259	56
Total other accounts receivable and prepaid expenses	$ 607	$ 602